Note 13 Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	€ 1,217	€ 1,198	[1]	€ 1,320
Subtotal listed equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	1,098	1,098		1,214
Subtotal listed equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	987	960		1,088
Subtotal listed equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	111	138		125
Subtotal listed equity instruments [Member] | UNITED STATES
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	33	31		29
Subtotal listed equity instruments [Member] | MEXICO
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	52	44		29
Subtotal listed equity instruments [Member] | TURKEY
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	6	7		5
Subtotal listed equity instruments [Member] | Other Countries [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	20	56		63
Subtotal unlisted equity instruments [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	119	100		107
Subtotal unlisted equity instruments [Member] | National company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	12	12		11
Subtotal unlisted equity instruments [Member] | Foreign company shares [Member]
Financial Assets At Fair Value Through Other Comprehensive Income Equity Instruments [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income	€ 106	€ 87		€ 95

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).